UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON PARTNERS MANAGED

MUNICIPALS FUND

FORM N-Q

MAY 31, 2009

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 95.0%
Alabama - 0.8%
	Birmingham, AL, Waterworks Board, water Revenue:
$5,000,000	5.125% due 1/1/34	$4,948,100
10,000,000	5.250% due 1/1/39	9,999,600
	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL:
4,940,000	5.500% due 10/1/13 (a)	4,982,978
8,880,000	5.500% due 10/1/14 (a)	8,950,418
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19 (a)	901,750
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25 (b)	4,285,640

	Total Alabama	34,068,486

Alaska - 0.7%
22,725,000	Alaska Housing Finance Corp., Home Mortgage Revenue, 5.500% due 12/1/38	23,063,603
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,109,250
5,000,000	Alaska State Housing Financial Corp., General Housing, NATL, 5.250% due 12/1/25	5,097,750

	Total Alaska	30,270,603

Arizona - 2.8%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,532,550
4,375,000	Refunding, 5.000% due 1/1/23	4,558,794
3,000,000	Arizona Health Facilities Authority, Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,227,760
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL:
3,520,000	5.000% due 8/1/18	3,872,810
2,895,000	5.000% due 8/1/20	3,124,052
	Maricopa County, AZ:
1,000,000	GO, Elementary School District, No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,005,060
	IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, NATL, 7.000% due 12/1/16 (c)	623,830
2,450,000	MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,553,463
	Phoenix, AZ:
1,000,000	Civic Improvement Corp., Wastewater System Revenue, FGIC, 5.000% due 7/1/24	1,019,120
950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, NATL, 6.150% due 10/1/29 (b)	986,841
	Pima County, AZ:
90,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	90,028
1,000,000	USD, No. 1 Tucson, FGIC, 7.500% due 7/1/10	1,070,510
84,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	85,353
	Salt Verde, AZ Financial Corp.:
	Gas Revenue:
13,275,000	5.500% due 12/1/29	11,777,314
15,750,000	5.000% due 12/1/32	12,852,000
67,580,000	5.000% due 12/1/37	54,011,288

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Arizona - 2.8% (continued)
$12,000,000	Senior Gas Revenue, 5.250% due 12/1/28	$10,366,680
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,010,570
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	5,452,555
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	134,973
60,000	5.000% due 6/1/20	62,037
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34 (a)	1,957,163

	Total Arizona	122,374,751

Arkansas - 0.1%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	2,071,380

California - 9.6%
6,400,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Refunding Childrens Hospital & Research, 5.000% due 12/1/37	5,079,552
6,000,000	Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution, 5.250% due 10/1/39	6,073,080
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	4,538,600
4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC, 5.000% due 8/1/23	3,686,175
500,000	California EFA Revenue, 5.625% due 7/1/23	383,575
	California Housing Finance Agency Revenue, Home Mortgage:
7,000,000	4.700% due 8/1/24 (a)	5,895,540
10,000,000	5.000% due 2/1/28 (a)	8,305,900
8,500,000	4.700% due 8/1/36 (a)	6,298,075
10,000,000	5.500% due 8/1/38	9,891,700
12,500,000	5.600% due 8/1/38 (a)	10,875,750
5,405,000	5.500% due 8/1/42 (a)	5,220,095
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,151,261
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	4,917,705
3,645,000	California State Department of Water Resources, Water Revenue, FSA, 5.125% due 12/1/24	3,829,036
10,000,000	California State University Revenue, Systemwide, 5.500% due 11/1/39	10,190,800
	California Statewide CDA:
1,810,000	Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,871,812
	Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	8,251,177
10,000,000	Enloe Medical Center, 5.750% due 8/15/38	9,472,400
9,600,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	10,299,456
10,000,000	Kaiser Permanente, 5.000% due 4/1/19 (d)	10,170,300
40,000,000	St. Joseph Hospital, FGIC, 5.750% due 7/1/47	38,482,000
14,300,000	Castaic Lake Water Agency, COP, Revenue, NATL, 5.250% due 8/1/23	14,507,922
3,655,000	Cucamonga County, CA, Water District, COP, FGIC, 5.125% due 9/1/31	3,571,703
10,000,000	El Dorado, CA, Irrigation District, COP, 5.750% due 8/1/39	10,110,200
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39 (b)	28,033,680
	Imperial Irrigation District Electric Revenue:
7,500,000	5.000% due 11/1/33	7,354,575
20,800,000	5.125% due 11/1/38	20,442,240

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
California - 9.6% (continued)
$3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	$3,065,220
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue:
6,730,000	5.500% due 11/15/37	5,721,711
10,330,000	5.000% due 11/15/24	8,801,470
	Los Angeles, CA:
11,615,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	12,565,339
	Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,558,170
7,850,000	5.000% due 7/1/26	8,062,107
	Modesto, CA, Irrigation District, COP, Capital Improvements:
15,000,000	6.000% due 10/1/39	15,504,600
	FSA:
1,535,000	5.000% due 7/1/20	1,559,775
2,210,000	5.000% due 7/1/21	2,238,686
1,680,000	5.000% due 7/1/22	1,696,498
10,785,000	Novato, CA, USD, FGIC, 5.000% due 8/1/26	10,951,089
3,000,000	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL, 5.000% due 2/1/27	2,684,400
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL, 5.125% due 9/1/30	4,424,150
	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District:
4,500,000	5.500% due 10/1/28	4,911,075
15,000,000	5.625% due 10/1/37	15,943,800
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
7,695,000	5.000% due 5/15/27	7,718,701
2,735,000	5.000% due 5/15/28	2,718,371
11,475,000	5.250% due 5/15/34	11,442,985
	San Francisco, CA, City & County:
16,675,000	Airports Commission, International Airports Revenue, Refunding, FGIC, 5.125% due 5/1/26	16,314,486
	COP:
	Multiple Capital Improvement Projects:
2,475,000	5.000% due 4/1/25	2,434,979
1,435,000	5.250% due 4/1/26	1,438,171
2,500,000	5.250% due 4/1/31	2,483,750
	San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,000,180
5,000,000	5.250% due 10/1/26	5,043,000
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	4,128,480
3,750,000	5.000% due 5/15/24	3,853,950
4,000,000	5.000% due 5/15/26	4,075,880

	Total California	414,245,332

Colorado - 3.3%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30 (b)	1,137,300
1,190,000	Unrefunded, University of Denver Project, FGIC, 5.250% due 3/1/23	1,246,977
	Colorado Health Facilities Authority Revenue:
9,250,000	Catholic Health Initiatives, 6.250% due 10/1/33	10,291,272
	Health Facility Authority, FSA:
20,000,000	5.250% due 3/1/36	19,113,600
15,000,000	5.250% due 3/1/40	14,190,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Colorado - 3.3% (continued)
$5,000,000	Hospital Parkview Medical Center Inc. Project A, 5.000% due 9/1/37	$3,822,650
1,000,000	Parkview Medical Center Project, 6.500% due 9/1/20 (b)	1,113,690
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	440,825
20,000,000	Colorado HFA, Single-Family Mortgage Revenue, NATL, 4.800% due 11/1/37 (a)	16,912,200
2,180,000	Colorado Water Resource & Power Development Authority, FGIC, 5.375% due 11/1/20	2,304,522
6,655,000	Denver, CO, City & County, COP, AMBAC, 5.750% due 12/1/17 (b)	7,188,332
8,900,000	E-470 Public Highway Authority Revenue, CO, NATL, 5.500% due 9/1/24	7,943,339
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,050,780
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
525,000	6.500% due 6/15/10 (c)	557,818
475,000	6.500% due 6/15/10	503,671
51,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	50,208,990
500,000	Pueblo County, CO, School District No. 60, GO, FGIC, 5.250% due 12/15/20	522,910
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21 (b)	1,100,040

	Total Colorado	140,649,666

Connecticut - 0.9%
1,770,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14 (a)	1,595,814
	Connecticut State HFA, Housing Mortgage Finance Program:
7,400,000	4.850% due 11/15/23	7,503,304
5,995,000	5.875% due 11/15/33	6,271,130
2,390,000	6.000% due 11/15/38	2,498,578
4,535,000	GO of Authority, 4.875% due 11/15/31 (a)	4,177,460
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
2,000,000	5.700% due 9/1/12 (e)	1,738,360
6,500,000	5.750% due 9/1/18 (e)	4,329,065
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30 (b)	8,447,076

	Total Connecticut	36,560,787

Delaware - 0.7%
21,395,000	Delaware State Housing Authority Revenue, Single-Family Mortgage, 5.450% due 7/1/39	21,622,857
	New Castle County, DE, GO:
3,240,000	5.000% due 7/15/33	3,369,729
3,825,000	5.000% due 7/15/39	3,946,329

	Total Delaware	28,938,915

District of Columbia - 1.7%
	District of Columbia:
74,955,000	Hospital Revenue, Childrens Hospital Obligation Group, FSA, 5.250% due 7/15/45	69,702,154
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16	2,921,850

	Total District of Columbia	72,624,004

Florida - 14.4%
2,470,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32 (b)	2,594,611
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	3,367,943
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16 (c)	993,076
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31 (b)	6,672,180

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Florida - 14.4% (continued)
	Capital Region Community Development District, Capital Improvement:
$865,000	6.850% due 5/1/31	$744,410
920,000	6.700% due 5/1/32	770,896
4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33 (b)(e)	4,889,000
3,655,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	2,761,608
	Citizens Property Insurance Corp., FL, Senior Secured High Act:
130,000,000	5.500% due 6/1/17	130,083,200
3,100,000	6.000% due 6/1/17	3,201,184
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, NATL, 5.750% due 7/1/22 (b)	2,134,180
305,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, 6.500% due 10/1/25	306,931
	Clearwater, FL, Water & Sewer Revenue:
1,555,000	5.125% due 12/1/32	1,524,817
5,500,000	5.250% due 12/1/39	5,345,285
	Collier County, FL:
520,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10 (c)	525,860
60,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12 (c)	67,853
1,970,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	1,735,018
	Escambia County, FL:
195,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	188,269
	Utilities Systems Revenue:
3,000,000	FGIC, 6.250% due 1/1/15	3,371,010
180,000	NATL, 9.750% due 6/1/12 (c)	202,669
	Florida Housing Finance Corp. Revenue, Homeowner Mortgage:
5,690,000	5.000% due 1/1/35 (a)	5,609,430
	GNMA/FNMA/FHLMC:
10,785,000	5.450% due 7/1/33	10,931,892
10,000,000	6.375% due 7/1/38	10,559,700
15,000,000	5.500% due 7/1/39	15,193,650
	Florida Municipal Loan Council Revenue, NATL:
1,625,000	5.250% due 11/1/18	1,705,958
1,805,000	5.250% due 11/1/20	1,877,579
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,420,187
3,000,000	Capital Outlay, GO, Public Education, FGIC, 5.000% due 6/1/19	3,153,030
	Florida State:
1,050,000	Broward County Expressway Authority, 10.000% due 7/1/14 (c)	1,292,897
1,000,000	Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,059,070
10,000,000	Municipal Power Agency Revenue, FSA, 5.000% due 10/1/31	9,999,300
1,495,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14 (c)	1,723,167
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
1,750,000	6.000% due 11/15/25 (b)	1,996,662
2,750,000	5.875% due 11/15/29 (b)	3,192,612
3,000,000	Adventist/Sunbelt Inc., 6.000% due 11/15/31 (b)	3,330,870
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	2,800,980
990,000	Utility, Refunding Bonds, NATL, 9.875% due 12/1/11 (c)	1,063,052

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Florida - 14.4% (continued)
	Indian River County, FL, School Board COP, NATL:
$4,225,000	5.000% due 7/1/19	$4,429,912
4,380,000	5.000% due 7/1/20	4,551,784
	Jacksonville, FL:
10,000,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	8,141,800
2,000,000	Sales Tax Revenue, Better Jacksonville, NATL, 5.250% due 10/1/21	2,087,020
7,500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,394,625
175,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13 (c)	203,347
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, NATL, 5.000% due 10/1/18	5,168,952
	Lee County, FL:
20,000	Capital Bonds, NATL, 7.400% due 10/1/09 (c)	20,427
1,370,000	HFA, Brittany Phase II Project, 6.100% due 12/1/32 (a)(f)	1,398,414
875,000	Justice Center, Improvement Revenue Bonds, NATL, 11.125% due 1/1/11 (c)	965,510
	Southwest Florida Regional Airport Revenue, NATL:
425,000	8.625% due 10/1/09 (c)	435,710
255,000	9.625% due 10/1/09 (c)	262,214
5,000	Leon County, FL, HFA, GNMA/FNMA Collateralized, Multi-County Program, 7.300% due 1/1/28 (a)	5,087
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25 (a)	14,562,150
6,010,000	8.050% due 12/15/25 (a)	5,928,865
2,270,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,013,717
	Miami-Dade County, FL:
	Aviation Revenue:
9,450,000	5.500% due 10/1/36	9,214,506
26,100,000	5.500% due 10/1/41	25,218,864
	Miami International Airport:
250,000	FGIC, 5.550% due 10/1/13 (a)	255,458
54,585,000	FSA, 5.000% due 10/1/41	51,023,329
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	10,016,100
230,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33 (a)	235,396
	School Board, COP:
7,000,000	5.000% due 2/1/27	6,975,150
5,500,000	5.250% due 2/1/27	5,591,300
2,250,000	Stormwater, NATL, 5.000% due 4/1/28	2,258,865
275,000	North Springs Improvement District, Refunding, Water & Sewer, NATL, 7.000% due 10/1/09	279,788
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	11,963,510
	Southern Adventist Hospital, Adventist Health Systems:
735,000	8.750% due 10/1/09 (c)	754,823
3,000,000	6.500% due 11/15/30 (b)	3,264,180
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	946,161
	School Board, COP:
37,000,000	5.500% due 8/1/34	37,485,810
25,250,000	AMBAC, 5.500% due 8/1/25	26,237,780
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	2,035,680
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	4,873,300
58,270,000	Tourist Development Tax Revenue, 5.500% due 11/1/38	58,617,289

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Florida - 14.4% (continued)
$885,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33 (b)	$966,774
2,740,000	Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,830,721
13,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	13,002
1,830,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13 (c)	2,148,914
2,100,000	Palm Coast, FL, Utilities Systems Revenue, NATL, 5.000% due 10/1/27	2,079,966
2,325,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33 (b)	2,643,176
495,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19 (a)	499,321
2,025,000	Polk County, FL, Utilities Systems Revenue, FGIC, 5.000% due 10/1/24	2,042,881
2,150,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	1,744,682
845,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	725,306
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	4,063,394
1,395,000	Rivercrest Community Development District, 7.000% due 5/1/32 (b)	1,561,312
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	726,353
	Sarasota County, FL, Public Hospital, Refunding, Sarasota Memorial Hospital, NATL:
5,000,000	5.250% due 7/1/24	4,554,750
3,485,000	5.500% due 7/1/28	3,140,333
4,400,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (e)	3,666,872
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,008,860
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, NATL, 5.250% due 5/1/25	1,592,120
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	3,146,700
105,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10 (c)	107,958
	Tampa, FL:
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,040,240
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, NATL:
500,000	6.050% due 10/1/20	538,660
1,000,000	6.100% due 10/1/26	1,087,500
2,250,000	Water & Sewer Revenue, 6.900% due 10/1/16 (c)	2,612,700
1,000,000	University of Central Florida, Athletics Association Inc., FGIC, 5.250% due 10/1/34	897,200
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, NATL, 5.200% due 11/1/25	1,009,932
1,000,000	Utility Revenue, NATL, 5.250% due 10/1/23	956,260
1,030,000	Waterchase Community Development District, 6.700% due 5/1/32 (b)	1,129,436
	West Orange Healthcare District, FL:
2,000,000	5.650% due 2/1/22	2,006,680
2,000,000	5.800% due 2/1/31	1,868,720
90,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11 (c)	95,168
1,290,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13 (b)	1,332,893

	Total Florida	620,045,643

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Georgia - 2.7%
$365,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17 (a)	$366,194
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,022,300
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	346,259
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	711,010
	Atlanta, GA, Water & Wastewater Revenue:
1,000,000	FGIC, 5.500% due 11/1/19	1,058,470
1,000,000	NATL, 5.500% due 11/1/27	1,032,500
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,034,170
	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
5,000,000	7.000% due 1/1/23	5,642,000
	Vogtle Project:
18,000,000	5.500% due 1/1/33	17,649,720
20,785,000	5.700% due 1/1/43	21,700,579
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL, 5.625% due 10/1/26	1,063,200
1,000,000	Columbia County, GA, Water & Sewer Revenue, FGIC, 5.500% due 6/1/25	1,012,820
400,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10 (c)	413,900
20,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	20,551,200
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.249% due 2/1/20	1,110,780
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18	1,029,520
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24 (b)	685,806
	Water & Sewer Revenue, FGIC:
290,000	6.375% due 1/1/14 (c)	323,330
10,000	6.375% due 1/1/14	11,108
	Georgia Municipal Electric Authority:
955,000	Power System Revenue, 6.500% due 1/1/12	1,033,262
500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	637,730
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	1,733,380
9,785,000	5.750% due 10/1/31 (b)	10,986,892
500,000	Jefferson, GA, GO, 5.900% due 2/1/25	511,705
970,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29 (a)(f)	967,177
10,000,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.000% due 3/15/22	8,749,900
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	288,410
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	608,965
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	540,060
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24 (b)	1,047,360
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,541,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Georgia - 2.7% (continued)
$500,000	Mercer University Project, 5.750% due 10/1/21 (b)	$561,415
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25 (a)	1,628,160
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	488,810
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19 (b)	1,039,360
4,500,000	6.900% due 10/1/29 (b)	4,678,605
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20 (b)	1,098,420
1,175,000	Ware County Hospital Authority, Revenue Anticipation Certificates, NATL, 5.500% due 3/1/21	1,097,685

	Total Georgia	116,003,882

Hawaii - 0.1%
	Hawaii State:
2,500,000	Airports Systems Revenue, Refunding, FGIC, 5.750% due 7/1/21	2,563,150
960,000	Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL, 5.650% due 10/1/27 (a)	878,995

	Total Hawaii	3,442,145

Illinois - 1.7%
	Chicago, IL:
345,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11 (c)	366,945
1,250,000	O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19 (a)	1,280,700
	Single-Family Mortgage Revenue:
50,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32 (a)	51,790
185,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30 (a)	191,333
	Illinois Finance Authority:
	Revenue:
18,500,000	Advocate Health Care & Hospitals Corp. Network, 6.500% due 11/1/38	20,258,425
30,500,000	Alexian, FSA, 5.500% due 1/1/28	30,582,655
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	3,425,840
2,180,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	1,593,711
	Illinois Health Facilities Authority Revenue:
230,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (c)	235,306
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,617,630
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA- Collateralized, 5.750% due 12/20/32	1,869,217
	Illinois State:
2,750,000	COP, Department of Central Management Services, NATL, 5.650% due 7/1/17	2,765,950
	GO, FGIC:
1,500,000	6.100% due 1/1/20	1,532,415
4,000,000	5.125% due 2/1/22	4,125,560
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, NATL, 5.500% due 6/15/23	1,051,890
1,045,000	Regional Transportation Authority, FGIC, 7.750% due 6/1/20	1,351,551
160,000	Will County, IL, GO, Community Consolidated School District No. 30-C, Troy Township, FSA, 5.250% due 2/1/20	171,440

	Total Illinois	72,472,358

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Indiana - 1.4%
$435,000	Indiana Bond Bank, Special Program, AMBAC, 9.750% due 8/1/09 (c)	$441,429
4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	3,815,520
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31 (b)	2,522,111
725,000	6.375% due 8/1/31	692,288
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.625% due 1/1/28	4,108,560
2,000,000	5.750% due 1/1/29	2,069,860
10,000,000	5.750% due 1/1/34	10,111,500
	Indianapolis, IN:
9,290,000	Gas Utility Revenue, 5.250% due 8/15/26	9,513,982
3,685,000	Local Public Improvement Bond Bank, 6.750% due 2/1/14 (c)	4,100,115
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22	1,538,380
20,000,000	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project, 6.625% due 1/1/39	20,547,600

	Total Indiana	59,461,345

Iowa - 0.1%
	Iowa Finance Authority Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,099,270
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,033,690
45,000	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	45,065

	Total Iowa	6,178,025

Kansas - 0.1%
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	2,634,122
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	1,106,190
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	570,473

	Total Kansas	4,310,785

Kentucky - 2.7%
	Kentucky Economic Development Finance Authority:
	Hospital Facilities Revenue, Baptist Healthcare Systems:
5,500,000	5.375% due 8/15/24	5,784,020
2,000,000	5.625% due 8/15/27	2,072,880
	Revenue, Louisville Arena Project:
5,000,000	5.750% due 12/1/28	5,188,300
9,000,000	6.000% due 12/1/33	9,251,640
5,000,000	6.000% due 12/1/38	5,100,900
7,500,000	6.000% due 12/1/42	7,635,450
	Kentucky Housing Corp., Housing Revenue:
2,000,000	5.375% due 7/1/33	2,019,740
4,810,000	5.450% due 7/1/38	4,865,604
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,226,244
1,250,000	5.000% due 6/1/20	1,274,450
10,000,000	Kentucky State Municipal Power Agency, Power System Revenue, Prairie State Project, NATL, 5.250% due 9/1/42	10,227,500
	Louisville & Jefferson County, KY:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Kentucky - 2.7% (continued)
$45,000,000	Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	$44,911,800
17,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	14,841,510

	Total Kentucky	114,400,038

Louisiana - 0.5%
	East Baton Rouge, LA, Sewer Commission Revenue:
2,500,000	5.250% due 2/1/34	2,496,375
12,500,000	5.250% due 2/1/39	12,350,875
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,049,910
5,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue, 6.125% due 6/1/25	5,109,100
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23 (a)	868,260

	Total Louisiana	21,874,520

Maine - 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30 (b)	3,402,873

Maryland - 0.9%
	Maryland State:
3,000,000	Community Development Administration, Department of Housing & Community Development, 5.375% due 9/1/39	3,024,750
2,155,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	1,972,213
	Health & Higher EFA Revenue:
7,500,000	Anne Arundel Health Systems, 6.750% due 7/1/39	8,229,675
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24 (b)	5,665,200
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	5,195,400
3,780,000	5.750% due 1/1/38	3,215,608
12,980,000	Montgomery County, MD, Housing Opportunities Commission Revenue, 5.650% due 11/1/33	13,100,325

	Total Maryland	40,403,171

Massachusetts - 4.9%
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30 (b)	3,411,146
50,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, 6.125% due 1/1/22 (a)	51,300,000
7,695,000	Massachusetts State Housing Finance Agency, Housing Revenue, Single- Family Housing, FSA, 4.875% due 12/1/38 (a)(f)	6,605,311
	Massachusetts State:
	DFA Revenue:
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	782,730
1,000,000	Merrimack College Issue, NATL, 5.000% due 7/1/22	861,300
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,478,102
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	4,839,150
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	900,610
6,750,000	Boston Medical Center Project, 5.250% due 7/1/38	5,595,413
	Caregroup Inc.:
2,000,000	5.000% due 7/1/28	1,821,680
	NATL:
1,750,000	5.375% due 2/1/26	1,683,728

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Massachusetts - 4.9% (continued)
$1,000,000	5.375% due 2/1/27	$953,330
1,500,000	5.375% due 2/1/28	1,416,360
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,088,860
15,000,000	Harvard University, 5.000% due 7/15/22	15,708,000
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	3,938,130
195,000	5.000% due 5/15/22 (b)	212,965
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,036,660
	University of Massachusetts:
5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31 (b)	5,480,386
	Memorial Health Care Inc.:
1,250,000	6.625% due 7/1/32	1,204,925
5,000,000	5.000% due 7/1/33	3,867,600
9,000,000	Project, NATL, 5.250% due 10/1/31 (b)	9,976,770
	Worcester Campus, FGIC:
1,055,000	5.125% due 10/1/20	1,086,756
765,000	5.125% due 10/1/21	785,104
885,000	5.125% due 10/1/22	906,275
660,000	5.125% due 10/1/23	673,807
5,000,000	5.250% due 10/1/31 (b)	5,447,700
	Housing Finance Agency:
	Housing Revenue, Single-Family:
10,000,000	5.350% due 12/1/33	10,070,900
5,000,000	5.400% due 6/1/39	5,024,750
5,000,000	Revenue, 7.000% due 12/1/38	5,436,750
795,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	820,074
50,000,000	Special Obligation Dedicated Tax Revenue, FGIC, 5.500% due 1/1/34	50,673,500
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	253,389

	Total Massachusetts	210,342,161

Michigan - 3.8%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,109,480
	Detroit, MI, Water Supply System Revenue, FSA:
13,000,000	5.000% due 7/1/34	11,890,320
10,000,000	6.250% due 7/1/36	10,424,500
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27 (b)	4,254,178
	Grand Rapids, MI, Water Supply, Refunding, FGIC:
1,000,000	5.250% due 1/1/17	1,035,810
3,500,000	5.250% due 1/1/18	3,614,380
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,045,350
	Michigan State:
28,000,000	Building Authority Revenue, Facilities Program, 6.000% due 10/15/38	29,388,240
5,530,000	COP, AMBAC, 5.500% due 6/1/27 (b)	5,790,905
	Hospital Finance Authority Revenue:
19,000,000	McLaren Health Care Corp., 5.750% due 5/15/38	17,537,760
	Refunding, OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19 (b)	5,533,643
2,500,000	6.250% due 11/15/24 (b)	2,584,800
30,000,000	Trinity Health, 5.375% due 12/1/30	29,642,100
3,240,000	Housing Development Authority, Rental Housing Revenue, AMBAC, 6.350% due 10/1/35 (a)	3,388,943
4,000,000	Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/29 (d)(f)	4,046,840
	Midland, MI, GO, AMBAC:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Michigan - 3.8% (continued)
$1,000,000	5.150% due 5/1/18	$1,014,550
1,030,000	5.200% due 5/1/19	1,045,347
1,340,000	5.250% due 5/1/21	1,359,725
24,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	26,862,720

	Total Michigan	164,569,591

Minnesota - 0.6%
1,490,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43 (b)	1,774,218
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, FNMA- Collateralized, 5.625% due 2/1/26	2,512,550
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,062,080
1,000,000	6.200% due 2/20/43	1,059,510
	Elk River, MN, ISD No. 728, GO, NATL:
9,500,000	5.375% due 2/1/20	10,072,470
4,250,000	5.500% due 2/1/21	4,516,177
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18 (b)	3,162,528
410,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13 (c)	481,262

	Total Minnesota	24,640,795

Mississippi - 0.2%
1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24 (a)	1,502,698
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	2,885,640
3,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	2,982,960

	Total Mississippi	7,371,298

Missouri - 1.6%
	Boone County, MO, Hospital Revenue, Boone Hospital Center:
4,360,000	5.375% due 8/1/38	3,708,136
9,000,000	5.625% due 8/1/38	7,961,040
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,418,624
4,500,000	5.000% due 12/1/20	4,828,095
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,835,243
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project:
5,000,000	5.750% due 1/1/29	5,092,800
20,000,000	6.000% due 1/1/39	20,319,000
7,000,000	Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center, 6.250% due 4/1/38	7,080,430
2,000,000	Missouri State HEFA Revenue, Lake Regional Health System Project, 5.600% due 2/15/25	1,802,460
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,017,110
900,000	5.000% due 11/15/24	911,790
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,444,829

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Missouri - 1.6% (continued)
$1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL, 5.250% due 9/1/22	$1,053,180
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,572,075

	Total Missouri	70,044,812

Montana - 0.5%
2,380,000	Montana State Board of Housing, Single Family Program, 5.500% due 12/1/39	2,406,918
31,015,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	21,012,662

	Total Montana	23,419,580

Nebraska - 0.5%
295,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (c)	308,228
10,000,000	Nebraska Public Power District Revenue, FGIC, 5.000% due 1/1/41	9,498,000
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	10,423,535
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,819,999

	Total Nebraska	23,049,762

Nevada - 1.2%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	10,570,473
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20 (b)	2,822,043
370,000	6.750% due 7/1/20 (b)	393,658
	Reno, NV, Hospital Revenue:
10,000,000	Renown Regional Medical Center Project, 5.250% due 6/1/41	7,793,400
	Washoe Medical Center, FSA:
19,350,000	5.500% due 6/1/39	16,790,962
7,500,000	5.250% due 6/1/40	6,112,350
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29 (b)	5,166,100

	Total Nevada	49,648,986

New Hampshire - 0.4%
	New Hampshire HEFA Revenue:
	Healthcare System, Covenant Health System:
1,000,000	6.125% due 7/1/31 (b)	1,118,540
2,000,000	5.500% due 7/1/34	1,752,100
1,000,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,103,960
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,066,240
	New Hampshire State HFA, Single-Family Mortgage Revenue:
5,920,000	5.550% due 7/1/33	6,041,123
5,000,000	5.600% due 1/1/38	5,109,000
1,490,000	5.750% due 7/1/40 (a)	1,417,631

	Total New Hampshire	17,608,594

New Jersey - 8.2%
1,250,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	957,975
795,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA, 5.650% due 1/1/15	795,692
	New Jersey Health Care Facilities Financing Authority Revenue:
2,280,000	Refunding & Improvement, FSA, 5.500% due 7/1/14	2,316,845
	Robert Wood Johnson University Hospital:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
New Jersey - 8.2% (continued)
$1,000,000	5.600% due 7/1/15	$1,015,520
2,045,000	5.700% due 7/1/20	2,058,047
	St. Peters University Hospital:
1,500,000	6.875% due 7/1/30	1,450,560
9,000,000	5.750% due 7/1/37	7,389,450
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20 (b)	2,158,220
13,050,000	5.250% due 7/1/30	9,708,808
	New Jersey State:
	EDA:
2,000,000	First Mortgage Revenue, The Presbyterian Home at Montgomery Project, 6.375% due 11/1/31	1,493,000
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL, 5.250% due 7/1/31	1,002,600
30,450,000	PCR, Refunding, PSEG Power LLC Project, 5.000% due 3/1/12	31,714,893
	Revenue:
13,110,000	Refunding, 6.875% due 1/1/37 (a)	10,093,913
10,000,000	Refunding, Gloucester Marine Project, 6.625% due 1/1/37	8,077,600
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(f)	9,409,252
5,000,000	EFA Revenue, Richard Stockton College, 5.375% due 7/1/38	5,091,450
	Higher Education Assistance Authority, Student Loan Revenue, Student Loan:
20,000,000	5.875% due 6/1/21 (a)	20,103,800
81,400,000	6.125% due 6/1/30 (a)	81,275,458
20,000,000	Housing & Mortgage Finance Agency Revenue, 6.500% due 10/1/38	21,533,000
	Transportation Trust Fund Authority:
453,850,000	Zero coupon bond to yield 6.750% due 12/15/37	72,552,461
33,000,000	5.875% due 12/15/38	35,142,030
100,000,000	Transportation System, zero coupon bond to yield 6.400% due 12/15/39 (d)	13,975,000
2,000,000	Transportation Systems, NATL, 6.000% due 12/15/19 (b)	2,242,560
11,000,000	Turnpike Authority Revenue, 5.250% due 1/1/40	11,148,280
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,264,460

	Total New Jersey	354,970,874

New Mexico - 0.6%
	New Mexico Mortgage Finance Authority:
2,000,000	Single Family Mortgage, GNMA, FNMA, FHLMC, 5.250% due 9/1/34 (d)	1,997,060
6,670,000	Single-Family Mortgage, GNMA, FNMA, FHLMC, 5.850% due 7/1/39 (a)	6,669,600
15,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.375% due 8/1/32	16,574,250

	Total New Mexico	25,240,910

New York - 7.0%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
79,700,000	5.250% due 10/1/35	73,316,827
10,000,000	5.500% due 10/1/37	9,517,600
40,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	42,803,600
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23 (b)	5,652,388
10,465,000	5.875% due 4/1/25 (b)	10,935,297
10,000,000	Revenue, 6.500% due 11/15/28	11,110,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
New York - 7.0% (continued)
$7,500,000	Service Contract, Refunding, FGIC, 5.000% due 7/1/22	$7,587,075
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30 (b)	6,240,960
5,000,000	HDC, MFH Revenue, 5.100% due 11/1/24	5,025,650
4,000,000	Health & Hospital Corp. Revenue, Health Systems, 5.500% due 2/15/23	4,199,840
	Industrial Development Agency Revenue, Capital Appreciation, Yankee Stadium:
9,125,000	Zero coupon bond to yield 7.780% due 3/1/38	1,513,016
8,405,000	Zero coupon bond to yield 7.800% due 3/1/39	1,305,465
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33 (b)	5,336,600
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,175,440
71,000,000	5.250% due 6/15/40	72,723,170
	New York State Dormitory Authority:
	Lease Revenue:
3,500,000	School District Financing Program, NATL, 5.750% due 10/1/22	3,595,480
	State University Dormitory Facilities:
250,000	6.000% due 7/1/14 (b)	267,445
2,000,000	5.375% due 7/1/18 (b)	2,246,380
	Revenue:
710,000	7.500% due 5/15/11	764,947
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30 (b)	7,422,380
2,660,000	Department of Education, 5.000% due 7/1/24	2,688,382
3,695,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	3,748,430
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17 (b)	2,422,509
5,950,000	5.600% due 4/1/20 (b)	6,263,148
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	864,380
1,000,000	7.000% due 8/1/31	800,380
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	1,046,187
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,825,928
1,600,000	Tobacco Settlement Financing Corp., Callable Asset-Backed, AMBAC, 5.250% due 6/1/22	1,627,040
350,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	363,213

	Total New York	300,389,657

North Carolina - 0.3%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,661,350
3,000,000	5.000% due 6/1/24	3,075,210
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,223,696
1,000,000	Monroe, NC, COP, 5.500% due 3/1/39	1,017,260
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
2,500,000	6.700% due 1/1/19	2,556,125
1,310,000	6.000% due 1/1/26 (b)	1,654,635
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,718,785

	Total North Carolina	14,907,061

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
North Dakota - 0.0%
$700,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL, 5.250% due 5/1/13	$696,206

Ohio - 2.8%
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,422,001
1,000,000	5.625% due 9/1/21	1,001,320
	Cleveland, OH:
1,210,000	State University, FGIC, 5.000% due 6/1/19	1,322,373
	Waterworks Revenue, First Mortgage, NATL, Unrefunded Balance:
20,000	5.625% due 1/1/13	19,999
15,000	5.700% due 1/1/14	15,000
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	2,896,350
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth Systems Project, NATL, 5.625% due 2/15/17	999,960
5,935,000	Refunding, MetroHealth System, NATL, 5.250% due 2/15/19	5,916,661
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,497,467
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA- Collateralized, 5.900% due 6/20/39	1,012,670
840,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	841,142
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25 (g)	230,661
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25 (b)	5,839,668
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, FGIC, 5.000% due 5/15/24	2,331,330
	Sales Tax Revenue, AMBAC:
640,000	5.250% due 12/1/18	660,794
2,880,000	5.250% due 12/1/19 (b)	3,070,022
730,000	5.250% due 12/1/19	751,455
2,570,000	5.250% due 12/1/32	2,552,832
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21 (b)	2,204,720
1,000,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,038,970
	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	9,587,600
19,550,000	5.375% due 11/15/29	17,069,105
	Mason, OH, COP, Municipal Facilities Project, NATL:
1,025,000	5.000% due 12/1/17	1,070,397
1,075,000	5.000% due 12/1/18	1,117,635
1,080,000	5.000% due 12/1/19	1,117,854
1,400,000	Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,557,598
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,711,421
5,500,000	5.200% due 10/1/24	5,482,345
	Ohio State:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Ohio - 2.8% (continued)
$6,000,000	Higher Educational Facility Commission Revenue, Oberlin College Project, 5.125% due 10/1/24	$6,275,160
1,145,000	Water Development Authority Revenue, Refunding, Safe Water Service, 9.375% due 12/1/10 (c)	1,217,089
10,500,000	Air Quality Development Authority Revenue, Firstenergy Nuclear Generation Corp., 5.750% due 6/1/33 (f)	10,878,525
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30 (b)	7,966,639
	University of Cincinnati, OH, General Receipts, FGIC:
2,000,000	5.000% due 6/1/20	2,037,260
2,500,000	5.000% due 6/1/21	2,543,050
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24 (b)	3,497,747
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
2,000,000	5.125% due 12/1/24 (b)	2,175,320
3,000,000	State Aid Withholding, 5.125% due 12/1/21 (b)	3,262,980

	Total Ohio	119,193,120

Oklahoma - 0.4%
5,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, 6.000% due 1/1/38	5,302,150
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,563,900
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,133,558
2,100,000	5.000% due 3/1/19	2,130,135
2,000,000	5.000% due 3/1/20	2,026,620
3,490,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	3,887,720
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,006,710

	Total Oklahoma	18,050,793

Oregon - 1.7%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
5,000,000	Legacy Health System, 5.250% due 5/1/21	5,017,150
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,080,000
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	727,213
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	326,779
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,075,280
1,000,000	5.250% due 10/1/20	1,044,260
17,100,000	Oregon Health & Sciences University Revenue, 5.750% due 7/1/39 (d)	17,479,620
	Oregon State:
	Department of Administrative Services:
	Lottery Revenue:
10,000,000	5.000% due 4/1/27	10,482,100
9,225,000	5.000% due 4/1/28	9,602,395
2,000,000	FSA, 5.500% due 4/1/18 (b)	2,213,000
1,900,000	COP, 5.250% due 5/1/39	1,939,653
3,985,000	GO, Veterans Welfare, 5.375% due 12/1/31	4,001,099
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22 (a)	771,655

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Oregon - 1.7% (continued)
$2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18 (b)	$3,112,915
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21 (a)	956,540
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21 (b)	4,672,070
6,490,000	5.125% due 6/1/23 (b)	7,018,675

	Total Oregon	72,520,404

Pennsylvania - 1.7%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,152,615
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24 (a)	2,579,544
1,940,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25 (b)	2,177,999
4,000,000	Lackawanna County, PA, GO, 6.000% due 9/15/34 (d)	3,913,040
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	864,200
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31 (b)	1,235,502
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	4,961,660
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	878,210
1,605,000	Northampton County, PA General Purpose Authority Revenue County Agreement, FSA, 5.000% due 10/1/19	1,686,117
6,000,000	Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project, 6.200% due 4/1/39	6,437,520
	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue:
5,000,000	5.400% due 10/1/33	5,046,300
6,500,000	5.500% due 10/1/34 (a)	6,412,055
12,000,000	5.450% due 10/1/38	12,147,120
	Pennsylvania State:
	Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	821,657
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,022,210
7,000,000	Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	7,241,080
	Turnpike Commission Revenue:
3,000,000	5.250% due 6/1/36	3,053,790
3,000,000	5.000% due 6/1/39	3,049,560
	Philadelphia, PA:
5,365,000	Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/20	5,305,234
1,025,000	Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19 (c)	1,288,292

	Total Pennsylvania	71,273,705

Puerto Rico - 1.1%
	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue:
205,000	10.250% due 7/1/09 (c)	206,568
50,000,000	5.125% due 7/1/47	45,119,500
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	907,210
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26 (a)	96,164

	Total Puerto Rico	46,329,442

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Rhode Island - 0.4%
$3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	$3,225,986
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28 (b)	3,202,560
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,289,806
	Rhode Island State Health & Educational Building Corp.:
3,900,000	Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	3,936,387
5,460,000	Revenue, Hospital Financing, 7.000% due 5/15/39	5,606,546

	Total Rhode Island	19,261,285

South Carolina - 0.3%
350,000	Charleston County, SC, GO, Refunding & Capital Improvement, Unrefunded Balance, 5.250% due 5/1/21	353,318
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20 (c)	738,426
670,000	Unrefunded Balance, 6.750% due 1/1/20	753,643
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	840,370
2,470,000	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, NATL, 5.250% due 4/1/26	2,353,095
7,000,000	South Carolina Jobs, EDA, Hospital Revenue, Refunding & Improvement AnMed Health, 5.500% due 2/1/38	6,860,910
960,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	985,584

	Total South Carolina	12,885,346

South Dakota - 0.1%
	South Dakota State, HEFA Revenue, Avera Health:
3,500,000	5.500% due 7/1/35	3,138,800
3,000,000	5.250% due 7/1/38	2,556,420

	Total South Dakota	5,695,220

Tennessee - 2.6%
1,250,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,399,487
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,710,700
9,095,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	8,985,769
9,100,000	Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, 5.500% due 7/1/36	8,094,814
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21 (b)	6,331,261
6,915,000	5.125% due 11/1/22 (b)	7,728,273
	Tennessee Energy Acquisition Corp., Gas Revenue:
1,565,000	5.000% due 2/1/21	1,421,912
8,900,000	5.000% due 2/1/22	7,962,474
36,855,000	5.250% due 9/1/22	33,687,681
1,500,000	5.000% due 2/1/23	1,320,810
18,370,000	5.250% due 9/1/23	16,544,757
5,040,000	5.250% due 9/1/24	4,486,306
14,000,000	5.250% due 9/1/26	12,241,600

	Total Tennessee	111,915,844

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Texas - 5.5%
	Bexar County, TX:
$1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32 (b)	$1,723,695
1,000,000	Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL, 6.050% due 8/1/36	604,960
23,700,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(e)	12,375,429
	Brazos River, TX, Harbor Navigation District:
3,000,000	BASF Corp. Project, 6.750% due 2/1/10	3,098,880
	Brazoria County Environmental, Dow Chemical Co. Project:
75,500,000	5.950% due 5/15/33 (a)(f)	64,782,020
5,000,000	6.625% due 5/15/33 (a)	4,647,000
	Dallas-Fort Worth, TX:
4,970,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	2,534,700
3,000,000	International Airport Revenue, NATL, 6.100% due 11/1/24 (a)	3,005,430
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	2,962,230
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,382,376
10,000	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized, Single- Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.500% due 6/1/21 (a)	3,798
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,572,117
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,183,460
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28 (a)	4,908,700
31,000,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	31,145,390
	Harris County, TX, Health Facilities Development Corp.:
2,410,000	Hospital Revenue, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16 (c)	2,463,357
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27 (c)	2,351,920
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	1,000,130
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26 (b)	2,302,380
54,000,000	North Texas Tollway Authority Revenue, 5.750% due 1/1/33	52,838,460
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	57,493
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	1,067,377
1,550,000	Paris, TX, Water & Sewer Revenue, FGIC, 5.375% due 6/15/20	1,571,499
	SA Energy Acquisition, PFC, TX, Gas Supply Revenue:
2,000,000	5.500% due 8/1/25	1,881,260
17,595,000	5.500% due 8/1/26	16,421,238
4,750,000	5.500% due 8/1/27	4,397,835
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30 (b)	2,727,325
3,650,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 5.250% due 12/15/18	3,413,735
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.730% due 2/15/21	4,689
3,235,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	3,137,012

	Total Texas	235,565,895

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Virgin Islands - 0.2%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
$1,000,000	6.000% due 12/1/24	$802,970
2,790,000	6.250% due 12/1/29	2,181,083
	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage- Backed Securities Program, GNMA-Collateralized:
50,000	6.450% due 3/1/16 (a)	50,397
115,000	6.500% due 3/1/25 (a)	115,300
	Virgin Islands PFA Revenue Matching Fund Loan Notes:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	1,907,420
	Subordinated Lien:
1,000,000	5.750% due 10/1/13	1,005,210
500,000	6.000% due 10/1/22	478,310

	Total U.S. Virgin Islands	6,540,690

Utah - 0.0%
695,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15 (c)	866,394
330,000	Weber County, UT, Hospital Revenue, St. Benedicts Hospital Project, 10.000% due 3/1/10 (c)	353,182

	Total Utah	1,219,576

Vermont - 0.2%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28 (b)	3,050,044
1,750,000	5.500% due 9/1/33 (b)	2,014,180
2,705,000	Vermont Housing Finance Agency, Single-Family, FSA, 5.000% due 11/1/34 (a)	2,659,069

	Total Vermont	7,723,293

Virginia - 0.2%
4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., 5.875% due 6/1/17	4,170,760
180,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	180,607
5,000,000	Pittsylvania County, VA, GO, 5.750% due 2/1/30	5,343,450

	Total Virginia	9,694,817

Washington - 0.1%
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18 (a)	2,881,015
	Washington State:
2,500,000	Health Care Facilities Authority Revenue, Multicare Health Systems, 6.000% due 8/15/39	2,537,825
250,000	Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	313,140

	Total Washington	5,731,980

West Virginia - 0.1%
575,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11 (c)	616,975
5,000,000	West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., FSA, 5.500% due 6/1/33	4,947,450

	Total West Virginia	5,564,425

Wisconsin - 1.9%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21 (a)	3,435,737
	Wisconsin Housing & EDA, Home Ownership Revenue:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Wisconsin - 1.9% (continued)
$4,170,000	5.625% due 3/1/31 (a)	$4,146,314
12,000,000	4.950% due 9/1/31 (a)	10,716,120
52,500,000	Wisconsin State General Revenue, Appropriation Revenue, 6.000% due 5/1/36	55,551,300
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	955,110
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,699,880
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,883,869
1,000,000	Medical College of Wisconsin Inc. Project, NATL, 5.400% due 12/1/16	1,000,070
3,500,000	Prohealth Care Inc. Obligation Group, 6.625% due 2/15/39	3,581,200

	Total Wisconsin	82,969,600

Wyoming - 0.6%
	Wyoming CDA, Housing Revenue:
12,420,000	5.500% due 12/1/33	12,640,331
14,000,000	5.625% due 12/1/38	14,332,220

	Total Wyoming	26,972,551

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,049,766,768)	4,089,806,982

SHORT-TERM INVESTMENTS - 5.2%
California - 0.5%
1,700,000	California Statewide CDA Revenue, University Retirement Community, Radian, LOC-Bank of America N.A., 0.200%, 6/1/09 (h)	1,700,000
3,900,000	MSR Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local, 0.200%, 6/1/09 (h)	3,900,000
	Sacramento County, CA, Sanitation District Financing Authority Revenue:
13,100,000	LIQ-Bank of America N.A., 0.200%, 6/1/09 (h)	13,100,000
800,000	LOC-Bank of America N.A., 0.200%, 6/1/09 (h)	800,000

	Total California	19,500,000

Florida - 0.7%
14,600,000	Florida State Municipal Power Agency Revenue, All Requirements Supply, LOC-Bank of America N.A., 0.260%, 6/1/09 (h)	14,600,000
3,100,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC- Wachovia Bank N.A., 0.280%, 6/1/09 (h)	3,100,000
1,900,000	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center, LOC-Bank of America N.A., 0.280%, 6/1/09 (h)	1,900,000
9,100,000	JEA District, FL, Electric System Revenue, SPA-Wachovia Bank N.A., 0.280%, 6/1/09 (h)	9,100,000
1,800,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (h)	1,800,000

	Total Florida	30,500,000

Georgia - 0.4%
15,630,000	Gainesville & Hall County, GA, Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (h)	15,630,000

Illinois - 0.6%
	Chicago, IL:
6,200,000	GO, SPA-JPMorgan Chase, 0.150%, 6/1/09 (h)	6,200,000
17,400,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.150%, 6/1/09 (h)	17,400,000
2,100,000	Illinois Finance Authority Revenue, Central Dupage, LIQ-JPMorgan Chase, 0.250%, 6/1/09 (h)	2,100,000

	Total Illinois	25,700,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Kentucky - 0.0%
$200,000	Breckinridge County, KY, Association of Counties Leasing Trust Lease Program Revenue, LOC-U.S. Bank, 0.250%, 6/1/09 (h)	$200,000

Louisiana - 0.2%
7,500,000	Louisiana PFA, Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan Chase, 0.300%, 6/1/09 (h)	7,500,000

Massachusetts - 0.2%
	Massachusetts State HEFA Revenue:
8,000,000	Museum of Fine Arts, SPA-Bank of America N.A., 0.150%, 6/1/09 (h)	8,000,000
1,400,000	Refunding, Harvard University, 0.150%, 6/1/09 (h)	1,400,000

	Total Massachusetts	9,400,000

Missouri - 0.1%
	Missouri State, HEFA:
	Educational Facilities Revenue:
200,000	St. Louis University, LOC-Wells Fargo Bank N.A., 0.170%, 6/1/09 (h)	200,000
700,000	Washington University, SPA-JPMorgan Chase, 0.280%, 6/1/09 (h)	700,000
3,625,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG, 0.550%, 6/1/09 (h)	3,625,000
200,000	Revenue, St. Louis University, LOC-Wells Fargo Bank N.A., 0.170%, 6/1/09 (h)	200,000
700,000	Washington University, SPA-JPMorgan Chase, 0.300%, 6/1/09 (h)	700,000

	Total Missouri	5,425,000

Nevada - 0.0%
1,440,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York, 0.250%, 6/1/09 (h)	1,440,000

New Jersey - 0.0%
100,000	Gloucester County, NJ, Industrial Pollution Control Financing Authority Revenue, Refunding Pollution Control Exxonmobil, 0.080%, 6/1/09 (h)	100,000
100,000	Rutgers State University, NJ, SPA-Landesbank Hessen-Thuringen, 0.150%, 6/1/09 (h)	100,000

	Total New Jersey	200,000

New York - 0.1%
4,500,000	New York City, NY, GO, SPA-Bank of America N.A., 0.200%, 6/1/09 (h)	4,500,000

Oklahoma - 0.2%
9,600,000	Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase, 0.250%, 6/1/09 (h)	9,600,000

Oregon - 0.4%
15,200,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.300%, 6/1/09 (h)	15,200,000

Puerto Rico - 0.0%
	Commonwealth of Puerto Rico, GO:
300,000	FSA, SPA-Dexia Bank, 1.600%, 6/4/09 (h)	300,000
1,300,000	Refunding, Public Improvements, FSA, SPA-Dexia Credit Local, 0.180%, 6/1/09 (h)	1,300,000

	Total Puerto Rico	1,600,000

Tennessee - 0.5%
10,045,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 0.260%, 6/1/09 (h)	10,045,000
	Montgomery County, TN, Public Building Authority:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

FACE AMOUNT	SECURITY	VALUE
Tennessee - 0.5% (continued)
$5,700,000	Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America, 0.260%, 6/1/09 (h)	$5,700,000
5,800,000	Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.260%, 6/1/09 (h)	5,800,000

	Total Tennessee	21,545,000

Texas - 0.5%
	Harris County, TX:
700,000	Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase, 0.250%, 6/1/09 (h)	700,000
23,000,000	Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wachovia Bank N.A., 0.280%, 6/1/09 (h)	23,000,000

	Total Texas	23,700,000

Vermont - 0.0%
400,000	Vermont Educational & Health Building Financing Agency Revenue, Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 0.280%, 6/1/09 (h)	400,000

Virginia - 0.8%
2,200,000	Norfolk, VA, Redevelopment & Housing Authority Revenue, Old Dominion University Project, LOC-Bank of America N.A., 0.260%, 6/1/09 (h)	2,200,000
	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems FSA, SPA-Wachovia Bank N.A.,:
3,100,000	0.280%, 6/1/09 (h)	3,100,000
19,500,000	0.280%, 6/1/09 (h)	19,500,000
1,500,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.280%, 6/1/09 (h)	1,500,000
6,050,000	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A., 0.180%, 6/1/09 (h)	6,050,000

	Total Virginia	32,350,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $224,390,000)	224,390,000

	TOTAL INVESTMENTS - 100.2% (Cost - $4,274,156,768#)	4,314,196,982
	Liabilities in Excess of Other Assets - (0.2)%	(10,234,857)

	TOTAL NET ASSETS - 100.0%	$4,303,962,125

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is issued on a when-issued basis.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(g)	Security is currently in default.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
ACA	— American Capital Assurance - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

LEGG MASON PARTNERS MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	May 31, 2009

Summary of Investments by Industry *

Hospitals	16.7%
Industrial Development	10.9
Pre-Refunded/Escrowed to Maturity	9.2
Power	8.5
Transportation	8.5
Housing	8.4
Education	7.5
Other Revenue	7.1
Water & Sewer	5.5
Special Tax	4.6
Leasing	4.3
Local General Obligation	2.1
Resource Recovery	1.1
State General Obligation	0.4
Short-Term Investments	5.2
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of May 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	21.1%
AA/Aa	33.9
A	29.6
BBB/Baa	4.2
BB/Ba	0.5
B/B	0.4
CCC/Caa	0.3
A-1/VMIG1	5.2
NR	4.8
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 28 and 29 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad

Bond Ratings (unaudited) (continued)

times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$4,314,196,982	—	$4,314,196,982	—

(b) Securities Traded on a When-Issued Basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$163,189,103
Gross unrealized depreciation	(123,148,889)

Net unrealized appreciation	$40,040,214

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At May 31, 2009, the Fund did not hold any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 24, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	July 24, 2009